Summary of Option and Share-Based Payment Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Stock Options And Stock Appreciation Rights
Weighted Average Exercise Price
Beginning balance	$ 31.88
Options granted	50.99
Options exercised	19.21
Ending balance	38.77	$ 31.88
Exercisable at May 31, 2017	$ 31.38
Number of Shares Under Option
Beginning balance	3,213
Options granted	600
Options exercised	(758)
Ending balance	3,055	3,213
Exercisable at May 31, 2017	1,615
SARs
Number of Shares Under Option
Weighted-average grant-date fair value per SAR	$ 10.90	$ 10.73	$ 10.63
Intrinsic value of options exercised	$ 26.5	$ 22.3	$ 7.5
Tax benefit from options exercised	9.7	8.1	2.5
Fair value of SARS vested	$ 4.6	$ 4.0	$ 3.3